SCHEDULE OF AMOUNTS DUE RELATED PARTIES (Details) (Parenthetical) $ in Thousands, $ in Millions				6 Months Ended			12 Months Ended
	Feb. 28, 2025 USD ($)		Feb. 28, 2025 SGD ($)	Aug. 31, 2025 USD ($)		Aug. 31, 2025 SGD ($)	Feb. 28, 2025 USD ($)		Feb. 28, 2025 SGD ($)	Feb. 29, 2024 USD ($)		Feb. 29, 2024 SGD ($)	Aug. 31, 2025 SGD ($)	Feb. 28, 2025 SGD ($)	Feb. 28, 2024 SGD ($)	Nov. 01, 2023 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Unpaid dividend	$ 3,100						$ 3,100							$ 4.2
Dividends declared							900			$ 1,100
Amounts due to the shareholders	117	[1],[2]		$ 254	[2]		117	[1],[2]		134	[1]
Shareholder loan amount	1,000	[3],[4]		1,000	[4]		1,000	[3],[4]		1,000	[3]
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Unpaid dividend	3,100			3,100			3,100			2,400			$ 4.2	4.2	$ 3.2
Mr.Ho and Mr.Teo [Member]
Defined Benefit Plan Disclosure [Line Items]
Unpaid dividend	2,200			2,200			2,200			1,300			$ 2.9	$ 2.9	$ 1.7
Dividends declared	900		$ 1.3	900		$ 1.3	900		$ 1.3	$ 1,100		$ 1.5
Amounts due to the shareholders	$ 100			$ 300			$ 100
Shareholder loan amount																$ 1,000

[1]	The amounts due to the shareholders, Mr. Ho and Mr. Teo, of approximately $0.1 million and are unsecured, interest-free and repayable on demand.
[2]	The amounts due to the shareholders, Mr. Ho and Mr. Teo, of approximately $0.3 million and are unsecured, interest-free and repayable on demand.
[3]	On November 1, 2023, Vistek SG entered into an interest-free shareholder loan agreement with Mr. Ho in order to fund the expenses and costs of this offering. The shareholder loan from the controlling shareholder was $1.0 million, and we intend to repay the shareholder loan in full using proceeds from this offering, in accordance with the terms of the loan agreement.
[4]	On November 1, 2023, Vistek SG entered into an interest-free shareholder loan agreement with Mr. Ho in order to fund the expenses and costs of this offering. The shareholder loan from the controlling shareholder was $1.0 million, and we intend to repay the shareholder loan in full using proceeds from this offering, in accordance with the terms of the loan agreement.